Convertible Notes, Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes [Abstract]
Convertible notes	$ 207,917	$ 173,289
Total	16,196	14,516
Less - current portion	0	0
Long-term portion	16,196	14,516
Jelco Notes [Member]
Convertible Notes [Abstract]
Convertible notes	38,715	38,715
Less: beneficial conversion feature	(17,122)	(18,360)
Convertible notes, net of beneficial conversion feature	21,593	20,355
Less: Deferred financing costs and debt discounts	$ (5,397)	$ (5,839)